Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2020	Sep. 30, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	16,191,529	16,191,529
Common stock, shares outstanding	16,191,529	16,191,529